UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 307,205		$ 124,777		$ 724	$ 443,709	$ 767,137	$ 1,030,906
Franchise tax expense	49,315		49,315		1,168	98,082	97,584	200,000
Loss from operations	(356,520)		(174,092)		(1,892)	(541,791)	(864,721)	(1,230,906)
Change in fair value of derivative warrant liabilities	3,553,340		(6,988,000)			7,338,500	(2,739,170)	4,367,500
Financing costs - derivative warrant liabilities							(449,070)	(449,070)
Income from investments held in Trust Account	489,794		5,243			517,952	8,873	20,717
Net income (loss) before income tax expense	3,686,614		(7,156,849)			7,314,661	(4,044,088)
Income tax expense	62,878					62,878
Net income (loss)	$ 3,623,736	$ 3,628,047	$ (7,156,849)	$ 3,112,761	$ (1,892)	$ 7,251,783	$ (4,044,088)	$ 2,708,241
Diluted net income per share					$ 0.00			$ 0.07
Class A Common Stock
Basic weighted average shares outstanding	34,500,000		34,500,000			34,500,000	29,353,591	31,947,945
Diluted weighted average shares outstanding	34,500,000		34,500,000			34,500,000	29,353,591	31,947,945
Basic net income per share	$ 0.08		$ (0.17)			$ 0.17	$ (0.11)	$ 0.07
Diluted net income per share	$ 0.08		$ (0.17)			$ 0.17	$ (0.11)	$ 0.07
Class B Common Stock
Basic weighted average shares outstanding	8,625,000		8,625,000		7,500,000	8,625,000	8,457,182	8,541,781
Diluted weighted average shares outstanding	8,625,000		8,625,000		7,500,000	8,625,000	8,457,182	8,625,000
Basic net income per share	$ 0.08		$ (0.17)		$ 0.00	$ 0.17	$ (0.11)	$ 0.07
Diluted net income per share	$ 0.08		$ (0.17)		$ 0.00	$ 0.17	$ (0.11)	$ 0.07